Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest (USD $) In Thousands	Total	Common stock	Additional paid-in capital in excess of assigned value of common stock	Capital reserves	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Redeemable noncontrolling interest
Beginning Balance at Dec. 31, 2008	$ 574,324	$ 279,980	$ 135,577	$ 95,210	$ 268,435	$ (72,115)	$ (132,763)
Beginning Balance at Dec. 31, 2008								4,689
Net income (loss)								1,118
Net income (loss)	54,862				54,862
Redeemable noncontrolling interest - subscriptions								32,090
Redeemable noncontrolling interest - redemptions								(2,997)
Other comprehensive income (loss)	65,955					65,955
Compensation cost - stock options and stock units plans	1,596		1,596
Issuance of restricted stock			(905)				905
Exercised options and stock units vested	808		(1,448)				2,256
Dividends declared	(21,908)				(21,908)
Ending Balance at Dec. 31, 2009	675,637	279,980	134,820	95,210	301,389	(6,160)	(129,602)
Ending Balance at Dec. 31, 2009								34,900
Net income (loss)								(2,423)
Net income (loss)	42,244				42,244
Redeemable noncontrolling interest - subscriptions								9,900
Redeemable noncontrolling interest - redemptions								(23,427)
Other comprehensive income (loss)	(281)					(281)
Compensation cost - stock options and stock units plans	2,099		2,099
Issuance of restricted stock			(909)				909
Exercised options and stock units vested	834		(2,195)				3,029
Repurchase of common stock "Class E"	(3)						(3)
Dividends declared	(23,480)				(23,480)
Ending Balance at Dec. 31, 2010	697,050	279,980	133,815	95,210	320,153	(6,441)	(125,667)
Ending Balance at Dec. 31, 2010	18,950							18,950
Net income (loss)								676
Net income (loss)	83,180				83,180
Redeemable noncontrolling interest - subscriptions								531
Redeemable noncontrolling interest - redemptions								(14,610)
Other comprehensive income (loss)	3,329					3,329
Compensation cost - stock options and stock units plans	2,311		2,311
Issuance of restricted stock			(609)				609
Exercised options and stock units vested	4,101		(5,340)				9,441
Dividends declared	(30,689)				(30,689)
Ending Balance at Dec. 31, 2011	759,282	279,980	130,177	95,210	372,644	(3,112)	(115,617)
Ending Balance at Dec. 31, 2011	$ 5,547							$ 5,547